Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56743
Entity Registrant Name	Intermap Technologies Corporation
Entity Central Index Key	0001285170
Entity Primary SIC Number	7374
Entity Tax Identification Number	88-6548544
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	385 Inverness Parkway
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	708-0955
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	72,437,664
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Location	Toronto, Canada
Auditor Firm ID	1930
Auditor Name	MNP LLP
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	385 Inverness Parkway
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(303)
Local Phone Number	708-0955
Contact Personnel Name	Intermap Technologies Corporation